Annual Total Returns - Fidelity Freedom Blend 2065 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2065 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom Blend 2065 Fund
Bar Chart Table:
Annual Return 2020	17.86%